CONSOLIDATED STATEMENTS OF CHANGES IN SHARHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 3,736	$ 131,631	$ 60,048	$ (7,115)	$ (259)	$ 107,273	$ 295,314
Balance (in shares) at Dec. 31, 2009	13,200,000
Changes:
Net income	0	0	18,379	0	0	16,623	35,002
Other Comprehensive income (loss)	0	0	0	6,519	0	4,775	11,294
Stock Based Compensation expenses	0	458	0	0	0	1,006	1,464
Exercise of employees stock options	71	(71)	0	0	0	0	0
Exercise of employees stock options (in shares)	396,000
Non-controlling interest changes due to holding changes, including exercise of employees stock options	0	6,258	0	0	0	16,068	22,326
Acquisition of non-controlling interests	0	(2,054)	0	0	0	(1,711)	(3,765)
Dividend to Formula's shareholders	0	0	(19,986)	0	0		(19,986)
Dividend to non-controlling interests in subsidiaries						(7,265)	(7,265)
Balance at Dec. 31, 2010	3,807	136,222	58,441	(596)	(259)	136,769	334,384
Balance (in shares) at Dec. 31, 2010	13,596,000
Changes:
Net income	0	0	42,962	0	0	20,169	63,131
Other Comprehensive income (loss)	0	0	0	(11,699)	0	(5,750)	(17,449)
Stock Based Compensation expenses	0	2,120	0	0	0	2,503	4,623
Exercise of employees stock options	226	(226)	0	0	0	0	0
Exercise of employees stock options (in shares)	543,840
Redemption of shares	(157)	157	0	0	0	0	0
Redemption of shares (in shares)	(543,840)
Non-controlling interest changes due to holding changes, including exercise of employees stock options	0	(537)	0	0	0	(7,607)	(8,144)
Acquisition of non-controlling interests	0	(2,062)	0	0	0	(3,146)	(5,208)
Dividend to Formula's shareholders			(9,731)				(9,731)
Dividend to non-controlling interests in subsidiaries						(9,418)	(9,418)
Balance at Dec. 31, 2011	3,876	135,674	91,672	(12,295)	(259)	133,520	352,188
Balance (in shares) at Dec. 31, 2011	13,596,000
Changes:
Net income	0	0	24,030	0	0	24,352	47,484
Other Comprehensive income (loss)	0	0	0	5,200	0	1,186	6,386
Stock Based Compensation expenses	0	1,988	0	0	0	2,932	4,920
Non-controlling interest changes due to holding changes, including exercise of employees stock options	0	(1,733)	0	0	0	(4,073)	(5,806)
Acquisition of non-controlling interests	0	(3,162)	0	0	0	76,475	73,313
Return of prior year Formula's shareholders' dividend withheld tax			76				76
Dividend to non-controlling interests in subsidiaries	0	0	0	0	0	(11,041)	(11,041)
Balance at Dec. 31, 2012	$ 3,876	$ 132,767	$ 115,778	$ (7,095)	$ (259)	$ 223,351	$ 468,418
Balance (in shares) at Dec. 31, 2012	13,596,000